Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Classes of current inventories [abstract]
Disclosure of detailed information about inventories [text block]
Amounts in US$ '000	2018	2017
Crude oil	3,369	1,969
Materials and spares	5,940	3,769
	9,309	5,738